Schedule of Investments (unaudited)	iShares® 3-7 Year Treasury Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Note/Bond
0.38%, 11/30/25	$248	$222,299
0.38%, 12/31/25	1,025	917,655
0.38%, 01/31/26	32,997	29,422,755
0.50%, 02/28/26	339,968	303,540,959
0.50%, 05/31/27	3,258	2,807,098
0.50%, 08/31/27	70,508	60,300,866
0.50%, 10/31/27	263,843	224,616,965
0.63%, 07/31/26	215,594	190,994,388
0.63%, 12/31/27	184,579	157,403,728
0.75%, 03/31/26	211,486	190,180,437
0.75%, 04/30/26	299,008	268,009,279
0.75%, 05/31/26	240,155	214,676,055
0.75%, 08/31/26	521,212	462,901,408
0.75%, 01/31/28	142,539	122,076,858
0.88%, 06/30/26	200,000	179,289,062
0.88%, 09/30/26	158,074	140,815,530
1.00%, 07/31/28	416,495	357,127,851
1.13%, 10/31/26	108,878	97,769,042
1.13%, 02/29/28	19,962	17,419,964
1.13%, 08/31/28	431,235	371,855,963
1.25%, 11/30/26	5	4,507
1.25%, 12/31/26	58,691	52,794,389
1.25%, 03/31/28	257,066	225,374,582
1.25%, 04/30/28	148,615	130,055,541
1.25%, 05/31/28	132,961	116,159,092
1.25%, 06/30/28	55,085	48,014,324
1.25%, 09/30/28	451,927	391,834,832
1.38%, 10/31/28	478,303	416,945,693
1.50%, 08/15/26	126,733	115,911,191
1.50%, 11/30/28	42,831	37,562,452
1.63%, 02/15/26	402,368	372,976,273
1.63%, 05/15/26	433,570	400,171,284
1.63%, 09/30/26	60,740	55,764,632
1.75%, 01/31/29	6,706	5,954,718
2.00%, 11/15/26	3,191	2,963,766
2.13%, 05/31/26	160,380	150,532,135
2.25%, 11/15/25	217,765	206,689,607
2.25%, 02/15/27	885,967	828,725,221
2.25%, 08/15/27	404,096	376,345,968
2.25%, 11/15/27	105,551	97,964,522
2.38%, 05/15/27	984,930	924,103,068
2.38%, 03/31/29	59,913	55,136,343

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.38%, 05/15/29	$372,174	$342,414,617
2.50%, 03/31/27	2,270	2,143,643
2.63%, 02/15/29	669,272	625,664,746
2.63%, 07/31/29	56,890	53,076,592
2.75%, 04/30/27	107,917	102,959,563
2.75%, 07/31/27	200,798	191,322,844
2.75%, 02/15/28	309,467	293,473,841
2.88%, 11/30/25	39,405	38,075,081
2.88%, 05/15/28	233,394	222,307,785
2.88%, 08/15/28	767,861	730,277,805
2.88%, 04/30/29	22,271	21,105,252
3.13%, 11/15/28	356,396	343,128,603
3.13%, 08/31/29	60,070	57,782,178
3.25%, 06/30/27	2	1,948
3.25%, 06/30/29	52,150	50,524,386
3.88%, 09/30/29	35,000	35,240,625
3.88%, 11/30/29	250,000	252,187,500
4.00%, 10/31/29	28,908	29,346,137
5.50%, 08/15/28	11,839	12,810,168
U.S. Treasury STRIPS
0.00%, 11/15/27(a)	235	194,026
0.00%, 11/15/28(a)	27,074	21,528,584
0.00%, 02/15/29(a)	31,365	24,695,394
		11,854,593,620
Total Long-Term Investments — 99.8%
(Cost: $12,934,743,287)		11,854,593,620

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	55,500	55,500,000

Total Short-Term Securities — 0.4%
(Cost: $55,500,000)		55,500,000

Total Investments — 100.2%
(Cost: $12,990,243,287)		11,910,093,620

Liabilities in Excess of Other Assets — (0.2)%		(29,035,336)

Net Assets — 100.0%.		$11,881,058,284

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$17,828,269	$37,671,731	(a)	$—	$—	$—	$55,500,000	55,500	$289,077	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® 3-7 Year Treasury Bond ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valu-ation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$11,854,593,620	$—	$11,854,593,620
Money Market Funds	55,500,000	—	—	55,500,000
	$55,500,000	$11,854,593,620	$—	$11,910,093,620

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities